Shareholders' Equity (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 15, 2020
Shareholders' Equity
Share capital	€ 421,000	€ 409,000	€ 386,000	€ 383,930.11
Number of fully authorized, subscribed and paid up shares	42,134,169
Nominal value per share	€ 0.01